Factoring Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Factoring Payable Abstract
Factoring Payable

Note 6 Factoring Payable

The Company has entered into certain factoring payable agreements. Except as specifically set forth below, the factoring purchase agreements are not collateralized by a general security agreement over iDoc’s personal property and interests. No interest rate is associated with these factoring purchase transactions and no time during which the amount sold must be collected because the weekly amount is subject to adjustment based on future receipts generated by iDoc or the Company

1.	A Future Receipts Sale Agreement, which iDoc entered into on June 21, 2023, pursuant to which iDoc sold $299,000 of future receipts for a net purchase price of $207,639 and under which iDoc authorized the factoring purchaser to collect $7,475 weekly. During the year ended December 31, 2025, the Company entered into a Stipulation of Settlement with the factoring purchaser, under which a previously issued judgment of $161,268 was settled for a fixed settlement amount of $50,000. Following the same, the factoring payable under this June 21, 2023, Future Receipts Sale Agreement was fully repaid as of December 31, 2025.

2.	A Future Receipts Sale Agreement, which iDoc entered into on June 28, 2023, pursuant to which iDoc sold $140,000 of future receipts for a net purchase price of $100,000 and under which iDoc authorized the factoring purchaser to collect $5,000 weekly. The factoring payable under the June 28, 2023, Future Receipts Sale Agreement was fully repaid during the year ended December 31, 2025.

3.	A Future Receipts Sale Agreement, which iDoc entered into on October 13, 2023, pursuant to which iDoc sold $186,250 of future receipts for a net purchase price of $125,000 and under which iDoc authorized the factoring purchaser to collect $1,552 weekly. Furthermore, the agreement was not collateralized by a general security agreement over iDoc’s accounts, including, without limitation, all deposit accounts, accounts receivable, and other receivables, chattel paper, documents, equipment, general intangibles, instruments, and inventory. During the year ended December 31, 2025, this agreement was terminated pursuant to a payoff arrangement under which the purchaser agreed to accept a fixed amount of $50,000 as full and final settlement of the remaining balance owed. The factoring payable under the October 13, 2023, Future Receipts Sale Agreement was fully repaid as of December 31, 2025.

Note 7 Factoring Payable

As a result of the acquisition of iDoc and at the closing of the Business Combination on June 24, 2024, the Company assumed the following factoring payable liabilities from iDoc (See Note 3 – Business Combination). Except as specifically set forth below, the factoring purchase agreements are not collateralized by a general security agreement over iDoc’s personal property and interests. No interest rate is associated with these factoring purchase transactions and no time during which the amount sold must be collected because the weekly amount is subject to adjustment based on future receipts generated by iDoc or the Company after the closing of the Business Combination.

1.	A Future Receipts Sale Agreement, which iDoc entered on June 21, 2023, pursuant to which iDoc sold $299,000 of future receipts for a net purchase price of $207,639 and under which iDoc authorized the factoring purchaser to collect $7,475 weekly. During the year ended December 31, 2025, the Company entered into a Stipulation of Settlement with the factoring purchaser, under which a previously issued judgment of $161,268 was settled for a fixed settlement amount of $50,000. Following the same the factoring payable under this June 21, 2023, Future Receipt Sale Agreement was fully repaid as of December 31, 2025, the factoring payable balance under the June 21, 2023, Future Receipt Sale Agreement was $59,527 on December 31, 2024.
2.	A Future Receipts Sale Agreement, which iDoc entered on June 28, 2023, pursuant to which iDoc sold $140,000 of future receipts for a net purchase price of $100,000 and under which iDoc authorized the factoring purchaser to collect $5,000 weekly. The factoring payable under the June 28, 2023, Future Receipt Sale Agreement was $34,314 on December 31, 2024. The factoring payable under the June 28, 2023, Future Receipt Sale Agreement was fully repaid as of December 31, 2025.

3.	A Future Receipts Sale Agreement, which iDoc entered on October 13, 2023, pursuant to which iDoc sold $186,250 of future receipts for a net purchase price of $125,000 and under which iDoc authorized the factoring purchaser to collect $1,552 weekly. Furthermore, the agreement was not collateralized by a general security agreement over iDoc’s accounts, including, without limitation, all deposit accounts, accounts receivable, and other receivables, chattel paper, documents, equipment, general intangibles, instruments, and inventory. During the year ended December 31, 2025, this agreement was terminated pursuant to a payoff arrangement under which the purchaser agreed to accept a fixed amount of $50,000 as full and final settlement of the remaining balance owed. The factoring payable under the October 13, 2023, Future Receipt Sale Agreement was $0 and $85,166 on December 31, 2025 and December 31, 2024, respectively.

4.	A Future Receipts Sale Agreement, which iDoc entered on October 13, 2023, pursuant to which iDoc sold $108,000 of future receipts for a net purchase price of $75,000 and under which iDoc authorized the factoring purchaser to collect $697 per day. The factoring payable under this October 13, 2023 Future Receipt Sale Agreement was fully repaid as of December 31, 2024.

5.	A Future Receipts Sale Agreement, which iDoc entered on November 8, 2023, pursuant to which iDoc sold $111,000 total dollar amount of future receipts for a net purchase price of $75,000 and under which iDoc authorized the factoring purchaser to collect $1,387 daily. The factoring payable under this November 8, 2023 Future Receipt Sale Agreement was fully repaid as of December 31, 2024.

6.	A Future Receipts Sale Agreement, which iDoc entered on December 20, 2023, pursuant to which iDoc sold $228,000 of future receipts for a net purchase price of $150,000 and under which iDoc authorized the factoring purchaser to collect $1,499 daily. The factoring payable under this December 20, 2023 Future Receipt Sale Agreement was fully repaid as of December 31, 2024.

7.	A Future Receipts Sale Agreement, which iDoc entered on January 11, 2024, pursuant to which iDoc sold $53,200 of future receipts for a net purchase price of $31,500 and under which iDoc authorized the factoring purchaser to collect $2,500 weekly for twelve weeks and a $23,200 balloon collection on April 30, 2024. The agreement is collateralized with a security interest in all accounts, including, without limitation, all deposit accounts, accounts receivable, and other receivables of the Company. The factoring payable under this January 11, 2024 Future Receipt Sale Agreement was fully repaid as of December 31, 2024.